Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth the pay versus performance disclosures required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K for the years indicated. Ms. McReynolds served as Principal Executive Officer (“PEO”) in each year. The names of the non-PEO Named Executive Officers (the “Non-PEO NEOs”) included for purposes of calculating the average amounts in each covered year are as follows: (i) for 2023, J. Matthew Beasley, Seth K. Runser, Dennis L. Anderson II, Michael E. Newcity and David R. Cobb; (ii) for 2022, David R. Cobb, Michael E. Newcity, Seth K. Runser, Daniel E. Loe and Dennis L. Anderson II; (iii) for 2021, David R. Cobb, Michael E. Newcity, James A. Ingram and Dennis L. Anderson II; and (iv) for 2020, Timothy D. Thorne, David R. Cobb, Michael E. Newcity and James A. Ingram.

The dollar amounts for Compensation Actually Paid (“CAP”) do not reflect the actual amount of compensation earned by or paid to the Named Executive Officers during the covered year. Please refer to the Compensation Discussion & Analysis section in this Proxy Statement and in our previous proxy statements for information about how the Compensation Committee has assessed the Company’s performance and Named Executive Officer compensation in a given year.

					Value of Initial Fixed $100 Investment Based On:			Return on Capital Employed (Adjusted ROCE)
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(1) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs(1) (e)	Total Shareholder Return(2) (f)	Peer Group Total Shareholder Return(3) (g)	Net Income (millions)(4) (h)	1 Year(5) (i)	Average 3 Year(5) (j)
2023	6,315,108	10,548,681	1,737,578	2,508,269	447.38	235.83	195.43	20.1%	28.6%
2022	6,430,893	384,908	2,097,211	342,776	259.47	180.19	298.21	39.9%	26.7%
2021	6,006,289	16,582,019	2,131,000	5,779,949	441.63	216.63	213.52	34.8%	19.4%
2020	4,174,608	6,594,027	1,648,558	2,599,276	156.55	130.88	71.10	15.4%	11.7%

(1)	Reflects the CAP for the PEO and the average CAP for the Non-PEO NEOs for the covered years, as computed in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the Summary Compensation Table total compensation to determine the CAP:

Year	Reported Summary Compensation Table Total(i) A	Reported Value of Equity Awards(ii) B	Equity Award Adjustments(iii) C	Reported Change in the Actuarial Present Value of Pension Benefits(iv) D	Pension Benefit Adjustments(v) E	Compensation Actually Paid A-B+C-D+E
Company’s PEO
2023	6,315,108	1,227,732	5,470,769	9,464	-	10,548,681
Average of Non-PEO NEOs
2023	1,737,578	229,984	1,000,675	-	-	2,508,269

(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)	Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.
(iii)	The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

Year	Year End Fair Value of Equity Awards Granted During the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair value of forfeited awards at end of prior year	Total Equity Award Adjustments
Company’s PEO
2023	1,706,982	3,219,258	544,529	-	5,470,769
Average of Non-PEO NEOs
2023	319,759	532,825	233,554	(85,463)	1,000,675

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)	These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

(2)	Total Shareholder Return (TSR) is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends. All calculations have been prepared by Zacks Investment Research, Inc.

(3)	The 2023 peer group includes the following companies: Covenant Logistics Group, Inc., Forward Air Corporation, Hub Group, Inc., J.B. Hunt Transport Services, Inc., Knight-Swift Transportation Holdings, Inc., Landstar System, Inc., Old Dominion Freight Line, Inc., Saia, Inc., Schneider National, Inc., TFI International Inc., and Werner Enterprises, Inc. Our 2023 peer group is identical to our 2022 peer group, except that, for 2023, U.S. Xpress Enterprises, Inc. was removed due to its acquisition by Knight-Swift Transportation Holdings, Inc., and Yellow Corporation was removed due to its Chapter 11 bankruptcy filing and subsequent delisting from Nasdaq. The following table sets forth the TSR for the 2022 peer group for each of the four years reported:

Year	2022 Peer Group Total Shareholder Return
2023	235.23
2022	179.25
2021	216.77
2020	130.97

(4)	Net income as reported in the Company’s audited financial statements for each covered year, which includes, for the applicable years, income from discontinued operations.
(5)	Reflects the one-year and three-year average Adjusted ROCE of the Company as approved by the Compensation Committee for purposes of the Company’s annual cash incentive compensation plan and long-term cash incentive compensation plan for each covered year. The Company has determined that one-year Adjusted ROCE as used in its annual cash incentive compensation plan is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Named Executive Officers, for the most recently completed fiscal year, to Company performance. Because the Company uses three-year average Adjusted ROCE in its long-term cash incentive program as discussed in greater detail in “Compensation Discussion & Analysis — Components of Compensation — Long-Term Incentive Compensation,” the Company is providing, on a supplemental basis, its three-year average Adjusted ROCE for each covered year. For more information, see the section below titled “Financial Performance Measures.”

Company Selected Measure Name		Adjusted ROCE
Named Executive Officers, Footnote [Text Block]		The following table sets forth the pay versus performance disclosures required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K for the years indicated. Ms. McReynolds served as Principal Executive Officer (“PEO”) in each year. The names of the non-PEO Named Executive Officers (the “Non-PEO NEOs”) included for purposes of calculating the average amounts in each covered year are as follows: (i) for 2023, J. Matthew Beasley, Seth K. Runser, Dennis L. Anderson II, Michael E. Newcity and David R. Cobb; (ii) for 2022, David R. Cobb, Michael E. Newcity, Seth K. Runser, Daniel E. Loe and Dennis L. Anderson II; (iii) for 2021, David R. Cobb, Michael E. Newcity, James A. Ingram and Dennis L. Anderson II; and (iv) for 2020, Timothy D. Thorne, David R. Cobb, Michael E. Newcity and James A. Ingram.
Changed Peer Group, Footnote [Text Block]

(3)	The 2023 peer group includes the following companies: Covenant Logistics Group, Inc., Forward Air Corporation, Hub Group, Inc., J.B. Hunt Transport Services, Inc., Knight-Swift Transportation Holdings, Inc., Landstar System, Inc., Old Dominion Freight Line, Inc., Saia, Inc., Schneider National, Inc., TFI International Inc., and Werner Enterprises, Inc. Our 2023 peer group is identical to our 2022 peer group, except that, for 2023, U.S. Xpress Enterprises, Inc. was removed due to its acquisition by Knight-Swift Transportation Holdings, Inc., and Yellow Corporation was removed due to its Chapter 11 bankruptcy filing and subsequent delisting from Nasdaq. The following table sets forth the TSR for the 2022 peer group for each of the four years reported:

PEO Total Compensation Amount		$ 6,315,108	[1]	$ 6,430,893	$ 6,006,289	$ 4,174,608
PEO Actually Paid Compensation Amount	[2]	$ 10,548,681		384,908	16,582,019	6,594,027
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total(i) A	Reported Value of Equity Awards(ii) B	Equity Award Adjustments(iii) C	Reported Change in the Actuarial Present Value of Pension Benefits(iv) D	Pension Benefit Adjustments(v) E	Compensation Actually Paid A-B+C-D+E
Company’s PEO
2023	6,315,108	1,227,732	5,470,769	9,464	-	10,548,681
Average of Non-PEO NEOs
2023	1,737,578	229,984	1,000,675	-	-	2,508,269

(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)	Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.
(iii)	The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

Year	Year End Fair Value of Equity Awards Granted During the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair value of forfeited awards at end of prior year	Total Equity Award Adjustments
Company’s PEO
2023	1,706,982	3,219,258	544,529	-	5,470,769
Average of Non-PEO NEOs
2023	319,759	532,825	233,554	(85,463)	1,000,675

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)	These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

Non-PEO NEO Average Total Compensation Amount		$ 1,737,578	[1]	2,097,211	2,131,000	1,648,558
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,508,269		342,776	5,779,949	2,599,276
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Reported Summary Compensation Table Total(i) A	Reported Value of Equity Awards(ii) B	Equity Award Adjustments(iii) C	Reported Change in the Actuarial Present Value of Pension Benefits(iv) D	Pension Benefit Adjustments(v) E	Compensation Actually Paid A-B+C-D+E
Company’s PEO
2023	6,315,108	1,227,732	5,470,769	9,464	-	10,548,681
Average of Non-PEO NEOs
2023	1,737,578	229,984	1,000,675	-	-	2,508,269

(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)	Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.
(iii)	The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

Year	Year End Fair Value of Equity Awards Granted During the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair value of forfeited awards at end of prior year	Total Equity Award Adjustments
Company’s PEO
2023	1,706,982	3,219,258	544,529	-	5,470,769
Average of Non-PEO NEOs
2023	319,759	532,825	233,554	(85,463)	1,000,675

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)	These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with the Company’s cumulative TSR and the peer group TSR over the four years presented. TSR is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends. The Company’s cumulative TSR over the four-year period was $447.38, while the cumulative TSR of the peer group was $235.83 over the same period.

CAP VS. COMPANY TSR AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income [Text Block]

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with our net income over the four years presented. While we do not use net income as a compensation performance metric in our executive compensation program, the measure of net income may correlate to Adjusted Operating Income, which we use in our AIP. Because a significant portion of CAP is comprised of equity awards, which have multi-year vesting periods, CAP is more heavily impacted by fluctuations in stock price year-over-year, as compared to net income.

CAP VS. NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with (i) our one-year Adjusted ROCE, calculated in accordance with our AIP, and (ii) on a supplemental basis, the average three-year Adjusted ROCE, calculated in accordance with our C-LTIP program, each over the four years presented. While the Company uses several financial performance measures to evaluate performance for purposes of its executive compensation program, the Company has determined that one-year Adjusted ROCE as used in the AIP is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Named Executive Officers, for the most recently completed fiscal year, to Company performance.

CAP VS. ANNUAL AND THREE-YEAR AVERAGE ROCE

Total Shareholder Return Vs Peer Group [Text Block]

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with the Company’s cumulative TSR and the peer group TSR over the four years presented. TSR is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends. The Company’s cumulative TSR over the four-year period was $447.38, while the cumulative TSR of the peer group was $235.83 over the same period.

CAP VS. COMPANY TSR AND PEER GROUP TSR

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation — Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The financial performance measures set forth in the table below (in unranked order), in the Company’s assessment, represent the most important financial performance measures used by the Company to link CAP to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance. The measures are utilized in our annual incentive compensation plan (“AIP”) and our cash long-term incentive compensation plan (“C-LTIP”) and are designed with the objective of aligning the executives’ interests with those of the Company’s stockholders.

Performance Measure	Compensation Weighting	For More Information
Adjusted Operating Income	50% of AIP	Page 42
Adjusted ROCE	50% of AIP	Page 42
Relative TSR	50% of C-LTIP	Page 44
Average Adjusted ROCE for the three-year performance period	50% of C-LTIP	Page 44

Total Shareholder Return Amount	[3]	$ 447.38		259.47	441.63	156.55
Peer Group Total Shareholder Return Amount	[4]	235.83		180.19	216.63	130.88
Net Income (Loss) Attributable to Parent	[5]	$ 195,430,000		$ 298,210,000	$ 213,520,000	$ 71,100,000
Company Selected Measure Amount	[6]	20.1		39.9	34.8	15.4
Company Selected Measure Amount 1	[6]	28.6		26.7	19.4	11.7
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Average Adjusted ROCE for the three-year performance period
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (1,227,732)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	5,470,769
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(9,464)
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,706,982
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,219,258
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		544,529
PEO [Member] | Fair value of forfeited awards at end of prior year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,470,769
PEO [Member] | Ms. McReynolds
Pay vs Performance Disclosure [Table]
PEO Name		Ms. McReynolds		Ms. McReynolds	Ms. McReynolds	Ms. McReynolds
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (229,984)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	1,000,675
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
Non-PEO NEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		319,759
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		532,825
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		233,554
Non-PEO NEO [Member] | Fair value of forfeited awards at end of prior year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(85,463)
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,000,675

[1]	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
[2]	Reflects the CAP for the PEO and the average CAP for the Non-PEO NEOs for the covered years, as computed in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the Summary Compensation Table total compensation to determine the CAP:
[3]	Total Shareholder Return (TSR) is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends. All calculations have been prepared by Zacks Investment Research, Inc.
[4]	The 2023 peer group includes the following companies: Covenant Logistics Group, Inc., Forward Air Corporation, Hub Group, Inc., J.B. Hunt Transport Services, Inc., Knight-Swift Transportation Holdings, Inc., Landstar System, Inc., Old Dominion Freight Line, Inc., Saia, Inc., Schneider National, Inc., TFI International Inc., and Werner Enterprises, Inc. Our 2023 peer group is identical to our 2022 peer group, except that, for 2023, U.S. Xpress Enterprises, Inc. was removed due to its acquisition by Knight-Swift Transportation Holdings, Inc., and Yellow Corporation was removed due to its Chapter 11 bankruptcy filing and subsequent delisting from Nasdaq. The following table sets forth the TSR for the 2022 peer group for each of the four years reported:
[5]	Net income as reported in the Company’s audited financial statements for each covered year, which includes, for the applicable years, income from discontinued operations.
[6]	Reflects the one-year and three-year average Adjusted ROCE of the Company as approved by the Compensation Committee for purposes of the Company’s annual cash incentive compensation plan and long-term cash incentive compensation plan for each covered year. The Company has determined that one-year Adjusted ROCE as used in its annual cash incentive compensation plan is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Named Executive Officers, for the most recently completed fiscal year, to Company performance. Because the Company uses three-year average Adjusted ROCE in its long-term cash incentive program as discussed in greater detail in “Compensation Discussion & Analysis — Components of Compensation — Long-Term Incentive Compensation,” the Company is providing, on a supplemental basis, its three-year average Adjusted ROCE for each covered year. For more information, see the section below titled “Financial Performance Measures.”
[7]	Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.
[8]	The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).
[9]	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
[10]	These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.